Summary of revenue from transfer of goods and services (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Active ingredients	$ 2,334	$ 1,392	$ 4,391	$ 3,977
Pharmaceutical	3		3
Total	$ 2,337	$ 1,392	$ 4,394	$ 3,977